Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 238,211	$ 185,592
Accumulated depreciation and amortization	126,805	102,034
Equipment under capital leases [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	8,879	13,918
Accumulated depreciation and amortization	6,800	8,500
Construction in progress [Member]
Cost And Accumulated Depreciation And Amortization Of Property Plant And Equipment [Line Items]
Total property and equipment	$ 25,900	$ 9,100